Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Pre-development properties	Total
Cost
Balance at January 1, 2024	$257,480	$2,764,413	$112,543	$4,042,553	$242,825	$7,419,814
Additions/transfers	4,903	40,339	109,435	468,395	(952)	622,120
(Write-down) reversal of assets	(1,403)	523	(1,946)	(682)	—	(3,508)
Other movements/transfers	21,446	70,740	(100,867)	(2,782)	(12)	(11,475)
Assets reclassified as held for sale	—	—	—	—	1,217	1,217
Disposals	—	(2,389)	—	(87)	(296)	(2,772)
Capitalized interest	—	—	—	33,839	—	33,839
Balance at December 31, 2024	$282,426	$2,873,626	$119,165	$4,541,236	$242,782	$8,059,235

Balance at January 1, 2025	$282,426	$2,873,626	$119,165	$4,541,236	$242,782	$8,059,235
Additions/transfers	10,070	84,744	188,039	701,553	4,684	989,090
Write-down of assets	—	—	—	(247)	—	(247)
Other movements/transfers	6,647	153,809	(163,559)	(439)	79	(3,463)
Disposals	(66)	(10,173)	—	(464)	(2,832)	(13,535)
Capitalized interest	—	—	—	50,596	—	50,596
Balance at December 31, 2025	$299,077	$3,102,006	$143,645	$5,292,235	$244,713	$9,081,676

Accumulated depreciation
Balance at January 1, 2024	$(111,137)	$(1,539,487)	$—	$(2,009,881)	$(3,750)	$(3,664,255)
Depreciation for the year	(17,968)	(160,641)	—	(98,247)	—	(276,856)
Write-down of assets	—	(654)	—	—	—	(654)
Other movements	(35)	(3,165)	—	3,310	(17)	93
Assets reclassified as held for sale	—	—	—	—	(7)	(7)
Disposals	—	1,145	—	—	81	1,226
Balance at December 31, 2024	$(129,140)	$(1,702,802)	$—	$(2,104,818)	$(3,693)	$(3,940,453)

Balance at January 1, 2025	$(129,140)	$(1,702,802)	$—	$(2,104,818)	$(3,693)	$(3,940,453)
Depreciation for the year	(15,724)	(138,014)	—	(110,972)	—	(264,710)
Other movements/transfers	—	2	—	—	(129)	(127)
Disposals	66	9,029	—	—	83	9,178
Balance at December 31, 2025	$(144,798)	$(1,831,785)	$—	$(2,215,790)	$(3,739)	$(4,196,112)

Carrying amounts
At January 1, 2024	$146,343	$1,224,926	$112,543	$2,032,672	$239,075	$3,755,559
At December 31, 2024	$153,286	$1,170,824	$119,165	$2,436,418	$239,089	$4,118,782
Balance at December 31, 2025	$154,279	$1,270,221	$143,645	$3,076,445	$240,974	$4,885,564

Schedule of Key Assumptions Used for Assessing Recoverable Amount of Company's CGUs Versus Carrying Values	The significant assumptions used for determining the recoverable amount of the Olympias CGU at December 31, 2025 are reflected in the table below.

	2025	2024
Gold price ($/oz)	$4,000 - $3,000	$2,600 - $2,100
Real discount rate	7.25% - 8.25%	6.75% - 7.75%
VBPP value/oz	$37 - $54/oz	$40 - $60/oz